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                        ALLMERICA SELECT SEPARATE ACCOUNT
                           (ALLMERICA SELECT CHARTER)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999


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Under M. Optional Minimum Guaranteed Annuity Payout Rider, Conditions of
Election of the Minimum Guaranteed Annuity Payout Rider, the second bullet point is amended to read as follows:

The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Owner has reached his/her 87th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Owner has reached his/her 82nd birthday.


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SUPPLEMENT DATED OCTOBER 8, 1999